Fair Value, Assets and Liabilities, Valuation Techniques - Nonrecurring Basis (Details) - Nonrecurring [Member] $ in Millions	Dec. 31, 2022 USD ($) $ / loan	Dec. 31, 2021 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	$ 1,392	$ 5,318
Other assets	2,158	1,548
Total assets after derivative netting	9,166	15,316
Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	4,744	7,027
Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	554	1,407
Other assets	296	175
Total insignificant level 3 assets	67
Total assets after derivative netting	3,743	2,914
Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	143	1,407
Other assets		175
Fair value, inputs, level 3 [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	411
Other assets	234
Fair value, inputs, level 3 [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	75	567
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	150	200
Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member] | Government insured or guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale	$ 400	$ 1,200
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.001	0.002
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.861	0.783
Fair value, inputs, level 3 [Member] | Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.138	0.256
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.038	0.006
Other assets, measurement input		0.002
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.138	0.120
Other assets, measurement input		0.044
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.090	0.033
Other assets, measurement input		0.029
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.052	0.040
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.052	0.045
Fair value, inputs, level 3 [Member] | Measurement input, discount rate [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.052	0.040
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.081	0.004
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.438	0.456
Fair value, inputs, level 3 [Member] | Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.186	0.048
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.023	0.054
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.234	1.000
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	0.186	0.389
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.000	0.000
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.206	0.206
Fair value, inputs, level 3 [Member] | Measurement input, prepayment rate [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input	0.067	0.055
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	3,775	150
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	3,775	3,381
Fair value, inputs, level 3 [Member] | Measurement input, cost to service per loan [Member] | Total Commercial [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage servicing rights, measurement input | $ / loan	3,775	2,771
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Other assets, measurement input	6.4
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Other assets, measurement input	8.0
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Other assets, measurement input	7.1
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	(0.082)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	(0.009)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Loans held for sale, measurement input	(0.043)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 2,818	$ 765
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities		$ 5
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		0.105
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		0.105
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		0.105
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 1,352	$ 15
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	0.8	2.0
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	18.7	3.3
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, multiples [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	9.9	2.8
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 1,461	$ 745
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(1.000)	(1.000)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.040)	(0.330)
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member] | Measurement input, market comparability adjustment [Member] | Valuation, market comparable pricing [Member] | Weighted average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input	(0.301)	(0.590)